Description of Organization, Business Operations and Going Concern (Details) - USD ($)			3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 09, 2025	Feb. 02, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Description of Organization, Business Operations and Going Concern [Line Items]
Date of Incorporation			Jun. 14, 2021							Jun. 14, 2021
Hold back shares (in Shares)										4,000
Additional shares of common stock		$ 450,000								$ 450,000
Net (loss) income			$ (1,430,668)	$ 9,194,630	$ (9,717,896)	$ 21,914,426	$ (32,535,982)	$ (10,621,556)	$ (20,339,452)	(41,004,000)	$ (32,417,033)
Change in fair value of derivative liabilities			(561,350)	(12,417,450)	(4,903,765)	(24,862,710)	8,182,500	(16,680,210)	(21,583,975)	28,250,727	(12,275,217)
Net cash used in operating activities			(141,863)	(2,342,278)						(4,536,702)	(7,377,807)
Cash and cash equivalents			38,887							$ 204,725	3,353,732
Bid price of per share (in Dollars per share)										$ 1
Non operating loss			343,625	12,327,299	(5,524,890)	24,847,735	(28,776,646)	(3,928,911)	(9,453,801)	$ (28,083,094)	(19,117,496)
Warrant [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Hold back shares (in Shares)										670,137
Change in fair value of derivative liabilities											17,820,998
Net cash used in operating activities			$ 141,863
Issuance costs of common stock and warrants											31,033,622
Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Hold back shares (in Shares)										4,000
Merger agreement, description			On February 2, 2024, Nubia Brand International Corp., a Delaware corporation (“Nubia” and after the Transactions described herein, the “Company”, “Solidion” or “Solidion Technology, Inc.”), consummated the merger (the “Closing”) pursuant to a Merger Agreement, dated February 16, 2023 (as amended on August 25, 2023, the “Merger Agreement”), by and among Nubia, Honeycomb Battery Company, an Ohio corporation (“HBC”), and Nubia Merger Sub, Inc., an Ohio corporation and wholly-owned subsidiary of Nubia (“Merger Sub”).							(i) 100,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $625.00 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 150,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $750.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 200,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $1,250.00 per share (subject to any adjustment pursuant to the Merger Agreement).
Shares issued (in Shares)	450,000
Net (loss) income			$ (1,430,668)
Change in fair value of derivative liabilities											(12,275,217)
Common Stock [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)										190,860
Shares issued (in Shares)			240,400
Net (loss) income
Common Stock [Member] | Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)		1,400,000								1,400,000
Common Stock [Member] | Merger Agreement [Member] | HBC Holdback Shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Hold back shares (in Shares)		4,000
Previously Reported [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Net (loss) income					(6,636,679)	22,018,416	(29,766,263)	(7,747,847)	(14,384,526)	$ (41,004,000)	(25,929,003)
Change in fair value of derivative liabilities					(7,232,835)	(24,966,700)	8,182,500	(16,784,200)	(24,017,035)		(18,011,100)
Net cash used in operating activities										(4,536,702)
Cash and cash equivalents										204,725
Non operating loss					$ (2,443,673)	$ 24,951,725	$ (26,006,927)	$ (1,055,202)	$ (3,498,875)	$ 28,250,727	$ (12,629,466)